UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-22906

                                                     Virtus Alternative Solutions Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                    Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                          Hartford, CT  06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:              (800)-243-1574

 Date of fiscal year end:  October 31

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE		VALUE

FOREIGN GOVERNMENT SECURITIES—3.3%
Argentine Republic Government International Bond 7.820%, 12/31/33	1,376	EUR	$1,570
8.280%, 12/31/33	1,402	EUR	1,581

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $2,891)			3,151

MORTGAGED-BACKED SECURITIES—3.2%

Non-Agency—3.2%
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)	1,000		1,055
JPMBB Commercial Mortgage Securities Trust 14-C22, A4 3.801%, 9/15/47	900		1,001
VOLT XLVIII LLC 16-NPL8, A1 144A 3.500%, 7/25/46(2)(3)	1,000		999

			3,055

TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $3,048)			3,055

CORPORATE BONDS—35.3%

Consumer Discretionary—9.3%
Aramark Services, Inc. 144A 5.125%, 1/15/24(2)	565		585
Caesars Entertainment Operating Co., Inc. 11.250%, 6/1/17(4)	2,000		1,925
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 5.125%, 12/15/21(2)(5)	1,000		1,003
Clear Channel Worldwide Holdings, Inc. 7.625%, 3/15/20	500		500
DISH DBS Corp. 144A 7.750%, 7/1/26(2)	20		21
iHeartCommunications, Inc. PIK Capitalization, 2.00% Interest, 12.00% Capitalization 12.000%, 2/1/21(6)	510		218
LBI Media, Inc. 144A 10.000%, 4/15/19(2)(5)	3,000		3,015

	PAR VALUE	VALUE

Consumer Discretionary—continued
Lee Enterprises, Inc./IA 144A 9.500%, 3/15/22(2)	$1,500	$1,522

		8,789

Consumer Staples—1.5%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(2)	500	505
Post Holdings, Inc. 144A 5.000%, 8/15/26(2)	960	959

		1,464

Energy—3.8%
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(2)	120	126
Citgo Holding, Inc. 144A 10.750%, 2/15/20(2)(5)	2,359	2,334
Sabine Pass LNG LP 7.500%, 11/30/16(5)	1,000	1,017
Transocean, Inc. 144A 9.000%, 7/15/23(2)	170	159

		3,636

Financials—3.8%
Air Lease Corp. 2.625%, 9/4/18	170	172
Lehman Brothers Holdings, Inc. 0.000%, 5/25/99(3)(7)	10,000	727
0.000%, 7/20/99(7)	20,000	1,957
0.000%, 11/16/99(7)	10,000	727

		3,583

Health Care—0.2%
Endo, Ltd. / Endo Finance LLC / Endo Finco, Inc. 144A 6.000%, 7/15/23(2)	200	175

Industrials—1.1%
TransDigm, Inc. 6.500%, 7/15/24	1,000	1,044

Information Technology—5.2%
Advanced Micro Devices, Inc. 7.000%, 7/1/24(5)	500	461
Corporate Risk Holdings, LLC 144A 9.500%, 7/1/19(2)	2,706	2,564

	PAR VALUE	VALUE

Information Technology—continued
Nortel Networks, Ltd. 0.000%, 7/15/16(7)	$2,000	$1,875

		4,900

Materials—5.7%
Cliffs Natural Resources, Inc. 144A 8.250%, 3/31/20(2)	1,000	1,035
Hexion, Inc. / Hexion Nova Scotia Finance ULC 9.000%, 11/15/20	375	262
Momentive Performance Materials, Inc. 3.880%, 10/24/21(5)	1,000	788
4.690%, 4/24/22	1,000	705
New Enterprise Stone & Lime Co., Inc. PIK Capitalization, 6.00% Interest, 7.00% Capitalization 7.000%, 3/15/18(8)	2,122	2,195
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(2)	350	361
Vale Overseas, Ltd. 5.875%, 6/10/21	95	99

		5,445

Telecommunication Services—1.5%
Level 3 Communications, Inc. 5.750%, 12/1/22	500	524
Sprint Capital Corp. 6.875%, 11/15/28	1,000	860

		1,384

Utilities—3.2%
Calpine Corp. 5.750%, 1/15/25(5)	1,000	1,003
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 144A 11.250%, 12/1/18(2)(7)	2,000	2,040

		3,043

TOTAL CORPORATE BONDS (Identified Cost $33,006)		33,463

See Notes to Schedule of Investments.

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

CONVERTIBLE BONDS—3.1%

Energy—1.2%
Cheniere Energy, Inc. 4.250%, 3/15/45	$2,000	$1,199

Information Technology—1.9%
Nortel Networks Corp. 0.000%, 4/15/34(5)(7)	2,000	1,780

TOTAL CONVERTIBLE BONDS (Identified Cost $2,769)		2,979

LOAN AGREEMENTS—33.6%

Consumer Discretionary—2.7%
Affinion Group, Inc., Tranche B Term Loan 6.750%, 4/30/18	499	476
Charter Communications Operating, LLC (aka CCO Safari LLC), Term Loan E 3.000%, 7/1/20	1,995	1,999
Charter Communications Operating, LLC (aka CCO Safari LLC), Term Loan I 3.500%, 1/24/23	119	119

		2,594

Consumer Staples—6.2%
Albertson’s LLC, 2016-1 B-5 Term Loan 4.750%, 12/21/22	489	493
Hostess Brands LLC, Second Lien Term Loan B 8.500%, 8/3/23	2,920	2,929
Sun Products Corporation, The (fka Huish Detergents Inc.), Tranche B 5.500%, 3/23/20	2,492	2,498

		5,920

Energy—2.1%
CITGO Petroleum Corp., Term Loan B 4.500%, 7/29/21	1,997	1,985

	PAR VALUE	VALUE

Financials—2.0%
Realogy Group LLC (fka Realogy Corporation) 2.465%, 10/23/20	$1,975	$1,954

Health Care—0.1%
MPH Acquisition Holdings LLC 5.000%, 6/7/23	70	71

Industrials—5.2%
American Airlines, Inc., Term Loan B 3.502%, 4/28/23	936	935
Brickman Group, Ltd. LLC, The, First Lien 4.000%, 12/18/20	1,995	1,991
TransDigm, Inc., Tranche Term Loan E 3.750%, 5/16/22	1,995	1,992

		4,918

Information Technology—3.2%
First Data Corp., 2021 Extended Dollar Term Loan 4.488%, 3/24/21	3,000	3,018

Materials—1.2%
PQ Corp. 5.750%, 11/4/22	100	101
W.R. Grace & Co., U.S. Term Loan 2.750%, 2/3/21	1,000	1,000

		1,101

Telecommunication Services—1.5%
Ligado Networks LLC (fka New LightSquared, LLC), Junior Loan 0.000%, 12/7/20(9)	2,000	1,425

Utilities—9.4%
Calpine Corp. 3.500%, 5/27/22	997	996
3.640%, 5/31/23	960	960
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.)
4.250%, 12/19/16(4)	4,000	4,012
4.250%, 7/27/23	748	751
4.250%, 7/27/23	170	170

	PAR VALUE	VALUE
Utilities—continued
Texas Competitive Electric Holdings Company, LLC (TXU) DIP Term Loan 3.750%, 11/7/16	$2,000	$2,005

		8,894

TOTAL LOAN AGREEMENTS (Identified Cost $31,762)		31,880

CLAIMS—0.3%

Financials—0.3%
Lehman Brothers Trade Claim(7)(10)	100	322

TOTAL CLAIMS (Identified Cost $240)		322

	SHARES

COMMON STOCKS—0.1%

Energy—0.1%
Cheniere Energy, Inc.(10)	1,000	42

TOTAL COMMON STOCKS (Identified Cost $32)		42

EXCHANGE-TRADED FUNDS—1.2%

Exchange Traded Funds—1.2%
SPDR Barclays High Yield Bond ETF(11)	30,000	$1,082

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,082)		1,082

TOTAL LONG TERM INVESTMENTS — 80.1%
(Identified Cost $74,830)		75,974

See Notes to Schedule of Investments.

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

	SHARES	VALUE

SHORT-TERM INVESTMENTS—22.0%

Money Market Mutual Funds—22.0%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.390%)(11)	20,927,887	$20,928

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $20,928)		20,928

TOTAL INVESTMENTS — 102.1% (Identified Cost $95,758)		$96,902	(1)

TOTAL INVESTMENTS — 102.1% (Identified Cost $95,758)		$96,902
Other assets and liabilities, net — (2.1)%		(2,035)

NET ASSETS — 100.0%		$94,867

Footnote Legend:

(1)      Federal Income Tax Information: For tax information at July 31, 2016, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments.

(2)      Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities amounted to a value of $16,878 or 17.8% of net assets.

(3)      Variable or step coupon security; interest rate shown reflects the rate in effect at July 31, 2016.

(4)      Security in default, interest payments are being received during the bankruptcy proceedings.

(5)      All or a portion of securities segregated as collateral in the event the Fund trades short securities.

(6)      86% of the income received was in cash and 14% in PIK.

(7)      Security in default, no interest payments are being received.

(8)      54% of the income received was in cash and 46% in PIK.

(9)      This loan will settle after July 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(10)     Non-income producing.

(11)     Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Abbreviations:
LLC	Limited Liability Company
PIK	Payment in Kind

Currencies:
EUR	European Currency Unit
KRW	South Korean Won
TWD	New Taiwan Dollar
USD	United States Dollar

Country Weightings (Unaudited)†
United States	93%
Canada	4
Argentina	3
Total	100%
†% of total investments, as of July 31, 2016.

See Notes to Schedule of Investments.

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

Forward foreign currency exchange contracts as of July 31, 2016 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,693	EUR	1,486	JPMorgan Chase Bank N.A.	9/09/16	$ 29
USD	1,036	KRW	1,187,000	JPMorgan Chase Bank N.A.	10/04/16	(24)
USD	1,000	TWD	32,215	JPMorgan Chase Bank N.A.	10/06/16	(10)
Total						$ (5)

Over-the-counter credit default swaps- buy protection(1) outstanding as of July 31, 2016 was as follows:

Reference Entity	Counterparty	Fixed Pay Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Grupo Isolux Corsan Financial	JPMorgan Chase Bank N.A.	5%	9/20/20	1,000	EUR	$810	$432	$378
Total						$810	$432	$378

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following table provides a summary of input used to value the Fund’s investment as of July 31, 2016 ( See Security Valuation Note 1B in the Notes to Schedule of Investments):

	Total Value at July 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$3,151	$—	$3,151
Mortgage-Backed Securities	3,055	—	3,055
Corporate Bonds	33,463	—	33,463
Convertible Bonds	2,979	—	2,979
Loan Agreements	31,880	—	31,880
Claims	322	—	322
Common Stocks	42	42	—
Exchange Traded Funds	1,082	1,082	—
Short-Term Investments	20,928	20,928	—
Forward Foreign Currency Exchange Contracts	29	—	29
Over the Counter Credit Default Swaps	810	—	810

Total Assets	$97,741	$22,052	$75,689

Liabilities:
Forward Foreign Currency Exchange Contracts	(34)	—	(34)

Total Liabilities	$(34)	$—	$(34)

There were no transfers between Level 1 and Level 2 related to securities held as of July 31, 2016.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—46.2%

Non-Agency—46.2%
United States Treasury Bill 0.213%, 8/4/16	$12,000		$12,000
0.228%, 8/11/16	12,000		12,000
0.231%, 8/18/16	10,000		9,999
United States Treasury Inflation Indexed Bonds
0.625%, 1/15/26	23,000		24,515

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $58,129)			58,514

FOREIGN GOVERNMENT SECURITIES—14.0%
Indonesia Treasury Bond
8.250%, 7/15/21	71,936,000	IDR	5,846
8.375%, 9/15/26	6,300,000	IDR	533
Poland Government Bond
2.500%, 7/25/26	29,200	PLN	7,252
South Africa Government Bond
10.500%, 12/21/26	38,420	ZAR	3,115
8.750%, 2/28/48	15,030	ZAR	1,006

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $17,166)			17,752

MORTGAGED-BACKED SECURITIES—2.6%

Agency—2.6%
Government National Mortgage Association
3.390%, 5/16/55(2)	210		213
3.438%, 1/16/56(2)	287		324
3.440%, 1/16/56(2)	131		138
3.479%, 2/16/56(2)	429		491
3.383%, 3/16/56(2)	149		157
3.477%, 3/16/56(2)	188		201
3.002%, 7/16/57(2)	1,389		1,351
3.000%, 8/16/57(2)	204		196
3.465%, 8/16/57(2)	156		167

			3,238

TOTAL MORTGAGED-BACKED SECURITIES (Identified Cost $2,810)			3,238

	SHARES	VALUE

COMMON STOCKS—6.0%

Consumer Discretionary—0.7%
RELX NV	17,200	$ 311
Service Corp.International	11,200	310
TJX Cos., Inc. (The)	3,800	311

		932

Consumer Staples—2.5%
British American Tobacco PLC	5,200	332
Church & Dwight Co., Inc.	3,700	364
Colgate-Palmolive Co.	5,000	372
Henkel AG & Co KGaA	1,100	119
Henkel AG & Co KGaA, Preference	1,770	221
L’Oreal SA	1,800	343
Nestle SA	4,220	338
Philip Morris International, Inc.	3,400	341
Reckitt Benckiser Group PLC	4,000	388
Unilever PLC	7,900	369

		3,187

Financials—0.2%
Berkshire Hathaway, Inc. Class B(3)	2,100	303

Health Care—1.0%
CR Bard, Inc.	1,260	282
Henry Schein, Inc.(3)	1,700	308
Mettler-Toledo International, Inc.(3)	850	349
Zoetis, Inc.	6,100	308

		1,247

Industrials—1.0%
3M Co.	1,700	303
Assa Abloy AB Class B	14,900	327
Bunzl PLC	4,350	136
Kone OYJ Class B	6,600	334
Rollins, Inc.	4,000	113

		1,213

Information Technology—0.6%
Amphenol Corp. Class A	5,300	315
Fiserv, Inc.(3)	1,350	149
Halma PLC	7,200	100

	SHARES	VALUE

Information Technology—continued
Jack Henry & Associates, Inc.	1,420	$ 127

		691

TOTAL COMMON STOCKS (Identified Cost $7,297)		7,573

EXCHANGE-TRADED FUNDS—4.1%

Exchange Traded Funds—4.1%
iShares MSCI Emerging Markets Small-Cap ETF(4)	57,500	2,471
SPDR S&P Emerging Markets SmallCap ETF(4)	66,544	2,759

		5,230

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $4,743)		5,230

	CONTRACTS

PURCHASED OPTIONS—3.1%

Call Options—3.1%
Call USD 1,000 versus Put CNY 6,850 Expiring 01/10/17 Strike price $6.85(5)	10,000	8
Call USD 1,000 versus Put JPY 102,500 Expiring 02/17/21 Strike price $102.50(5)	10,000	53
Call USD 1,000 versus Put JPY 106,760 Expiring 01/28/21 Strike price $106.76(5)	10,000	42
Call USD 1,000 versus Put JPY 92,420 Expiring 07/02/21 Strike price $92.42(5)	10,000	96
Call USD 1,000 versus Put ZAR 3,920 Expiring 02/16/18 Strike price $3.92(5)	10,000	25
Call USD 1,000 versus Put ZAR 3,930 Expiring 01/31/18 Strike price $3.93(5)	10,000	23
Call USD 1,400 versus Put CNY 9,450 Expiring 02/28/17 Strike price $6.75(5)	14,000	24

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

	CONTRACTS	VALUE

Call Options—continued
Call USD 1,900 versus Put CNY 12,882 Expiring 03/17/17 Strike price $6.78(5)	19,000	$ 32
Call USD 15,200 versus Put CNY 103,664 Expiring 03/10/17 Strike price $6.82(5)	152,000	224
Call USD 2,000 versus Put CNY 13,900 Expiring 07/05/17 Strike price $6.95(5)	20,000	35
Call USD 2,300 versus Put CNY 15,962 Expiring 01/18/17 Strike price $6.94(5)	23,000	15
Call USD 2,400 versus Put CNY 16,464 Expiring 01/30/17 Strike price $6.86(5)	24,000	23
Call USD 2,400 versus Put CNY 16,478 Expiring 01/24/17 Strike price $6.87(5)	24,000	21
Call USD 200 versus Put ZAR 770 Expiring 05/29/18 Strike price $3.89(5)	2,000	7
Call USD 270 versus Put JPY 29,192 Expiring 10/13/20 Strike price $108.12(5)	2,700	10
Call USD 3,000 versus Put CNY 20,370 Expiring 02/17/17 Strike price $6.79(5)	30,000	43
Call USD 400 versus Put JPY 42,360 Expiring 01/06/21 Strike price $105.90(5)	4,000	17
Call USD 400 versus Put ZAR 1,572 Expiring 01/10/18 Strike price $3.93(5)	4,000	9
Call USD 5,100 versus Put JPY 551,718 Expiring 10/02/20 Strike price $108.18(5)	51,000	190
Call USD 5,450 versus Put ZAR 20,983 Expiring 11/15/17 Strike price $3.85(5)	54,500	113

	CONTRACTS	VALUE

Call Options—continued
Call USD 550 versus Put ZAR 2,178 Expiring 01/29/18 Strike price $3.96(5)	5,500	$ 12
Call USD 650 versus Put JPY 64,448 Expiring 04/29/21 Strike price $99.15(5)	6,500	43
Call USD 650 versus Put ZAR 2,496 Expiring 04/30/18 Strike price $3.84(5)	6,500	23
Call USD 650 versus Put ZAR 2,522 Expiring 11/22/17 Strike price $3.88(5)	6,500	13
Call USD 700 versus Put JPY 70,280 Expiring 03/12/21 Strike price $100.40(5)	7,000	42
Call USD 700 versus Put JPY 70,350 Expiring 02/26/21 Strike price $100.50(5)	7,000	42
Call USD 700 versus Put JPY 76,216 Expiring 11/19/20 Strike price $108.88(5)	7,000	26
Call USD 700 versus Put ZAR 2,695 Expiring 03/14/18 Strike price $3.85(5)	7,000	21
Call USD 700 versus Put ZAR 2,723 Expiring 02/28/18 Strike price $3.89(5)	7,000	19
Call USD 740 versus Put JPY 78,292 Expiring 01/19/21 Strike price $105.80(5)	7,400	33
Call USD 750 versus Put JPY 79,838 Expiring 01/27/21 Strike price $106.45(5)	7,500	32
Call USD 800 versus Put CNY 5,480 Expiring 05/25/17 Strike price $6.85(5)	8,000	15

	CONTRACTS	VALUE

Call Options—continued
Call USD 800 versus Put ZAR 3,104 Expiring 07/09/18 Strike price $3.88(5)	8,000	$ 30
Call USD 900 versus Put ZAR 3,555 Expiring 01/24/18 Strike price $3.95(5)	9,000	19
Euro Stoxx 50 Expiring 12/20/19 Strike price $3,800.00(5)	1,072	1,038
Nikkei Future Index Expiring 12/11/20 Strike price $20,000.00(5)	110	1,455

		3,873
TOTAL PURCHASED OPTIONS (Identified Cost $5,286)		3,873

PURCHASED SWAPTIONS—1.7%

Call Swaptions—0.9%
15-Year USD Interest Rate Swap Expiring 02/24/31 Strike price $1.00(5)	1,800	1,032
15-Year USD Interest Rate Swap Expiring 03/03/31 Strike price $1.00(5)	100	57
15-Year USD Interest Rate Swap Expiring 04/07/31 Strike price $1.00(5)	2,000	13

		1,102

Put Swaptions—0.8%
15-Year GBP Interest Rate Swap Expiring 01/20/31 Strike price $3.60(5)	120	50
15-Year GBP Interest Rate Swap Expiring 01/28/31 Strike price $3.60(5)	80	41
15-Year GBP Interest Rate Swap Expiring 02/18/31 Strike price $3.60(5)	200	82
15-Year USD Interest Rate Swap Expiring 01/21/31 Strike price $3.85(5)	260	90

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

	CONTRACTS	VALUE

Put Swaptions—continued
15-Year USD Interest Rate Swap Expiring 01/28/31 Strike price $3.85(5)	220	$ 76
15-Year USD Interest Rate Swap Expiring 02/05/31 Strike price $3.85(5)	250	86
15-Year USD Interest Rate Swap Expiring 03/03/31 Strike price $3.85(5)	190	65
15-Year USD Interest Rate Swap Expiring 04/07/31 Strike price $3.85(5)	2,600	(31)
15-Year USD Interest Rate Swap Expiring 11/20/30 Strike price $3.85(5)	220	76
30-Year GBP Interest Rate Swap Expiring 07/22/30 Strike price $3.60(5)	320	131
30-Year GBP Interest Rate Swap Expiring 10/14/30 Strike price $3.60(5)	30	12
30-Year GBP Interest Rate Swap Expiring 11/20/30 Strike price $3.60(5)	50	20
30-Year USD Interest Rate Swap Expiring 07/22/30 Strike price $3.85(5)	1,000	344

		1,042

TOTAL PURCHASED SWAPTIONS
(Identified Cost $2,551)		2,144

TOTAL LONG TERM INVESTMENTS — 77.7%
(Identified Cost $97,982)		98,324

	SHARES	VALUE

SHORT-TERM INVESTMENTS—12.7%

Money Market Mutual Funds—12.7%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.390%)(4)	16,067,268	16,067

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $16,067)		16,067

		VALUE
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS — 90.4%
(Identified Cost $114,049)		$114,391(1)

	CONTRACTS

WRITTEN OPTIONS—(0.1)%

Call Options—(0.1)%
Call USD 1,000 versus Put CNY 7,400 Expiring 01/10/17 Strike price $7.40(5)	(10,000)	(1)
Call USD 1,400 versus Put CNY 10,206 Expiring 02/18/17 Strike price $7.29(5)	(14,000)	(5)
Call USD 1,900 versus Put CNY 13,889 Expiring 03/17/17 Strike price $7.31(5)	(19,000)	(7)
Call USD 15,200 versus Put CNY 111,720 Expiring 03/10/17 Strike price $7.35(5)	(152,000)	(50)
Call USD 2,000 versus Put CNY 15,000 Expiring 07/05/17 Strike price $7.50(5)	(20,000)	(12)
Call USD 2,300 versus Put CNY 17,227 Expiring 01/18/17 Strike price $7.49(5)	(23,000)	(3)
Call USD 2,400 versus Put CNY 17,784 Expiring 01/30/17 Strike price $7.41(5)	(24,000)	(4)
Call USD 2,400 versus Put CNY 17,808 Expiring 01/24/17 Strike price $7.42(5)	(24,000)	(4)

CONTRACTS		VALUE

Call Options—continued
Call USD 3,000 versus Put CNY 21,990 Expiring 02/17/17 Strike price $7.33(5)	(30,000)	(9)
Call USD 800 versus Put CNY 5,920 Expiring 05/25/17 Strike price $7.40(5)	(8,000)	(4)

		(99)

TOTAL WRITTEN OPTIONS
(Proceeds $(473))		(99	)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS — 90.3%
(Identified Cost $113,576)		$114,292
Other assets and liabilities, net — 9.7%		12,296
NET ASSETS — 100.0%		$126,588

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at July 31, 2016, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at July 31, 2016.
(3)	Non-income producing.
(4)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(5)	Strike price not reported in thousands.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

Abbreviations:
ETF	Exchange Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	European Currency Unit
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Country Weightings (Unaudited)†
United States	79%
Poland	6
Indonesia	6
South Africa	4
United Kingdom	2
Japan	1
Germany	1
Other	1
Total	100%
†% of total investments, net of written options, as of July 31, 2016.

Futures contracts as of July 31, 2016 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)
CAC40 10 Euro Future	August 2016	143	$ 7,098	$ 160
DAX Index Future	September 2016	(25)	(7,215)	(363)
Euro-Bond Future	September 2016	(119)	(22,326)	(555)
Russell 2000 Mini Index Future	September 2016	(45)	(5,476)	(261)
S&P 500 E-Mini Future	September 2016	74	8,022	235
U.S. 10-Year Ultra Future	September 2016	(175)	(25,586)	(523)

Total				$(1,307)

Forward foreign currency exchange contracts as of July 31, 2016 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD*	2,619	USD	2,000	Citibank	9/21/16	$ (13)
CAD*	2,575	USD	2,000	Citibank	9/21/16	(27)
EUR*	1,337	USD	1,484	Goldman Sachs & Co.	9/21/16	14
JPY*	400,224	USD	3,790	Citibank	9/21/16	141
JPY*	61,000	USD	588	Goldman Sachs & Co.	9/21/16	11
JPY*	44,523	USD	435	BNP Paribas	9/21/16	2

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW*	8,572,500	USD	7,629	Goldman Sachs & Co.	9/21/16	$ 22
SGD*	8,743	USD	6,515	BNP Paribas	9/21/16	4
USD*	301	CHF	296	Citibank	9/02/16	(6)
USD*	1,021	EUR	913	Goldman Sachs & Co.	9/02/16	(1)
USD*	265	EUR	238	Goldman Sachs & Co.	9/02/16	(1)
USD*	1,082	GBP	738	Citibank	9/02/16	104
USD*	323	GBP	240	Citibank	9/02/16	6
USD*	240	SEK	1,993	Goldman Sachs & Co.	9/02/16	7
USD*	6,065	AUD	8,285	Societe Generale	9/21/16	(220)
USD*	450	AUD	599	BNP Paribas	9/21/16	(5)
USD*	6,000	CAD	7,712	Societe Generale	9/21/16	92
USD*	450	CAD	579	Citibank	9/21/16	7
USD*	2,727	EUR	2,420	Societe Generale	9/21/16	15
USD*	748	EUR	670	Goldman Sachs & Co.	9/21/16	(3)
USD*	680	EUR	600	Citibank	9/21/16	7
USD*	6,150	GBP	4,486	Goldman Sachs & Co.	9/21/16	207
USD*	340	GBP	256	Societe Generale	9/21/16	1
USD*	1,790	JPY	189,000	Citibank	9/21/16	(66)
USD*	7,245	KRW	8,572,500	BNP Paribas	9/21/16	(406)
USD*	4,600	NZD	6,444	Citibank	9/21/16	(42)
USD*	3,477	PLN	13,875	Goldman Sachs & Co.	9/21/16	(79)
USD*	2,192	PLN	8,497	Goldman Sachs & Co.	9/21/16	14
USD*	1,188	PLN	4,599	Goldman Sachs & Co.	9/21/16	9
USD*	229	PLN	904	Goldman Sachs & Co.	9/21/16	(3)
USD*	6,065	SGD	8,238	Societe Generale	9/21/16	(77)
USD*	450	SGD	606	Societe Generale	9/21/16	(2)

Total						$ (288)

Footnote Legend:

* Non deliverable forward. See Notes to Schedules of Investments.

Over-the-counter credit default swap- buy protection(1) outstanding as of July 31, 2016 was as follows:

Reference Entity	Counterparty	Fixed Pay Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)

iTraxx Europe	JPMorgan Chase Bank N.A.	1%	6/20/21	24,225	EUR	$(139)	$273	$(412)

Total						$(139)	$273	$(412)

Over-the-counter credit default swaps- sell protection(3) outstanding as of July 31, 2016 were as follows:

Reference Entity	Counterparty	Fixed Receive Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)

iTraxx Europe	JPMorgan Chase Bank N.A.	1%	6/20/21	23,575	EUR	$443	$129	$314
CDX North America High-Yield Index	JPMorgan Chase Bank N.A.	5%	6/20/21	15,900	USD	795	338	457

Total						$1,238	$467	$771

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

Over-the-counter inflation swaps outstanding as of July 31, 2016 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

0.685%(a)	3-Month EUR-HICPxT	BNP Paribas	2/17/21	5,950	EUR	$(31)	$ —	$(31)
0.690%(a)	3-Month EUR-HICPxT	Citibank	2/17/21	2,550	EUR	(14)	—	(14)
0.759%(a)	3-Month EUR-HICPxT	BNP Paribas	3/15/21	10,400	EUR	(67)	—	(67)
0.765%(a)	3-Month EUR-HICPxT	Citibank	7/15/21	3,000	EUR	3	—	3
0.795%(b)	3-Month EUR-HICPxT	Goldman Sachs & Co.	4/15/21	2,000	EUR	(5)	—	(5)

Total						$(114)	$ —	$(114)

Footnote Legend:

(a)	Fund pays the fixed rate and receives floating rate.

(b)	Fund pays floating rate and received the fixed rate.

Centrally cleared interest rate swaps outstanding as of July 31, 2016 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

1.765%(a)	3-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	7/19/18	11,000	AUD	$8	$ —	$8
1.817%(a)	3-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	5/27/18	3,000	AUD	3	—	3
1.820%(a)	3-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	5/11/18	5,600	AUD	6	—	6
2.143%(a)	6-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	4/15/18	77,000	AUD	408	—	408
2.180%(a)	3-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	4/22/18	12,335	AUD	74	—	74

Total						$499	$ —	$499

Footnote Legend:

(a) Fund pays the floating rate and receives the fixed rate.

Over-the-counter interest rate swaps outstanding as of July 31, 2016 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

1.100%(a)	3-Month LIBOR	JPMorgan Chase Bank N.A.	4/18/19	88,000	USD	$220	$ —	$220
1.300%(a)	3-Month LIBOR	JPMorgan Chase Bank N.A.	5/23/19	5,100	USD	32	—	32
1.419%(b)	3-Month LIBOR	JPMorgan Chase Bank N.A.	4/18/22	37,500	USD	(501)	—	(501)
1.550%(b)	3-Month LIBOR	JPMorgan Chase Bank N.A.	5/23/22	1,000	USD	(19)	—	(19)
6.280%(a)	28-Day MXN TIIE	Goldman Sachs & Co.	2/03/22	38,200	MXN	3	—	3
6.400%(a)	28-Day MXN TIIE	Deutsche Bank	2/22/22	27,200	MXN	6	—	6
6.401%(a)	28-Day MXN TIIE	Deutsche Bank	1/25/22	36,700	MXN	9	—	9
6.420%(a)	28-Day MXN TIIE	Goldman Sachs & Co.	3/11/22	27,000	MXN	7	—	7
6.570%(a)	28-Day MXN TIIE	Deutsche Bank	5/13/22	35,000	MXN	15	—	15
6.575%(a)	28-Day MXN TIIE	Deutsche Bank	1/19/22	42,700	MXN	20	—	20
6.690%(a)	28-Day MXN TIIE	Citibank	1/11/22	48,100	MXN	31	—	31
6.705%(a)	28-Day MXN TIIE	Deutsche Bank	11/16/21	25,700	MXN	17	—	17
6.855%(a)	28-Day MXN TIIE	Deutsche Bank	7/14/21	150,000(c)	MXN	140	—	140
6.890%(a)	28-Day MXN TIIE	Deutsche Bank	7/16/21	40,000(c)	MXN	39	—	39

Total						$19	$ —	$19

Footnote Legend:

(a) Fund pays the floating rate and receives the fixed rate.

(b) Fund pays the fixed rate and receives the floating rate.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

(c)	Represents interest rate swaps whose effective date of commencement of accruals and cash flows occur subsequent to July 31, 2016.

Over-the-counter variance swaps outstanding as of July 31, 2016 were as follows:

Reference Entity	Variance Strike Price	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
DJ Euro Stoxx 50(a)	$27.88	BNP Paribas	12/15/17	116	EUR	$(150)	$ —	$(150)
DJ Euro Stoxx 50(a)	28.20	Societe Generale	12/15/17	73	EUR	(128)	—	(128)
DJ Euro Stoxx 50(b)	27.75	BNP Paribas	12/16/16	56	EUR	133	—	133
DJ Euro Stoxx 50(b)	28.06	Societe Generale	12/16/16	30	EUR	102	—	102
S&P 500 Composite Stock Price Index(b)	22.25	BNP Paribas	12/15/17	10	USD	28	—	28
DJ Euro Stoxx 50(a)	24.25	BNP Paribas	12/15/17	9	EUR	20	—	20

Total						$5	$ —	$5

Footnote Legend:

(a)	Fund pays the fixed strike price and receives the variance payment.

(b)	Fund pays the variance payment and receives the fixed strike price.

Over-the-counter total return swaps outstanding as of July 31, 2016 were as follows:

Reference Entity	Floating Rate(a)	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SPDR S&P Biotech ETF	3-Month LIBOR	BNP Paribas	7/25/17	1,290	USD	$ (46)	$ —	$ (46)
SPDR S&P Biotech ETF	3-Month LIBOR	BNP Paribas	7/25/17	1,220	USD	(78)	—	(78)
SPDR S&P Biotech ETF	3-Month LIBOR	BNP Paribas	8/05/16	250	USD	(55)	—	(55)
Total						$ (179)	$ —	$ (179)

Footnote Legend:

(a)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.

Over-the-counter total return basket swaps(a) outstanding at July 31, 2016 were as follows:

Counterparty	Description	Notional	Termination Date	Value
Societe Generale	The Fund pays the total return on a portfolio of short positions and receives the 3-Month LIBOR (+/- a spread), which is denominated in U.S. Dollars based on the local currencies of the positions the swap provided indirect exposure to. The ‘Short Digitally Disrupted Companies’ basket swap provide short exposure to a basket of equities which we feel have business models that are likely to experience pressure from organizations with advanced digital distribution strategies.	(1,264) USD	6/09/17	$(98)
Societe Generale	The Fund pays the total return on a portfolio of short positions and receives the 3-Month LIBOR (+/- a spread), which is denominated in U.S. Dollars based on the local currencies of the positions the swap provided indirect exposure to. The ‘Short Digitally Disrupted Companies’ basket swap provide short exposure to a basket of equities which we feel have business models that are likely to experience pressure from organizations with advanced digital distribution strategies.	(1,248) USD	6/09/17	(53)
Societe Generale	The Fund pays the total return on a portfolio of short positions and receives the 3-Month LIBOR (+/- a spread), which is denominated in U.S. Dollars based on the local currencies of the positions the swap provided indirect exposure to. The ‘Short Digitally Disrupted Companies’ basket swap provide short exposure to a basket of equities which we feel have business models that are likely to experience pressure from organizations with advanced digital distribution strategies.	(175) USD	6/09/17	(19)
				$(170)

Footnote Legend:

(a)Net payment made at reset date.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Concluded)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of July 31, 2016 (See Security Valuation Note 1B in the Notes to Schedule of Investments):

	Total Value at July 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$ 58,514	$ —	$ 58,514
Foreign Government Securities	17,752	—	17,752
Mortgaged-Backed Securities	3,238	—	3,238
Equity Securities:
Common Stocks	7,573	7,573	—
Exchange-Traded Funds	5,230	5,230	—
Purchased Options	3,873	2,493	1,380
Purchased Swaptions	2,144	—	2,144
Short-Term Investments	16,067	16,067	—
Futures Contracts	395	395	—
Foreign Currency Exchange Contracts	663	—	663
Over-the-Counter Credit Default Swaps	1,238	—	1,238
Over-the-Counter Inflation Swap	3	—	3
Centrally Cleared Interest Rate Swaps	499	—	499
Over-the-Counter Interest Rate Swaps	539	—	539
Over-the-Counter Variance Swaps	283	—	283

Total Assets	118,011	31,758	86,253

Liabilities:
Written Options	(99)	—	(99)
Futures Contracts	(1,702)	(1,702)	—
Foreign Currency Exchange Contracts	(951)	—	(951)
Over-the-Counter Credit Default Swaps	(139)	—	(139)
Over-the-Counter Inflation Swaps	(117)	—	(117)
Over-the-Counter Interest Rate Swaps	(520)	—	(520)
Over-the-Counter Variance Swaps	(278)	—	(278)
Over-the-Counter Total Return Swaps	(179)	—	(179)
Over-the-Counter Basket Swaps	(170)	—	(170)

Total Liabilities	$ (4,155)	$ (1,702)	$ (2,453)

There were no transfers between Level 1 and Level 2 related to securities held at July 31, 2016.

There are no Level 3 (significant unobservable input) priced securities.

See Notes to Schedule of Investments.

VIRTUS SELECT MLP AND ENERGY FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

	SHARES	VALUE

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES—98.2%

Diversified—15.2%
Enterprise Products Partners LP	4,000	$ 114
Kinder Morgan, Inc.	12,000	244
MPLX LP	2,071	67
ONEOK, Inc.	3,600	161
Williams Cos, Inc. (The)	6,700	161

		747

Downstream/Other—9.2%
Cheniere Energy Partners LP Holdings LLC	3,500	71
Cheniere Energy, Inc.(2)	2,800	117
Marathon Petroleum Corp.	2,400	95
Phillips 66	1,000	76
Tesoro Corp.	1,200	91

		450

Electric, LDC & Power—7.6%
NextEra Energy Partners LP	3,900	122
NextEra Energy, Inc.	1,000	128
Sempra Energy	1,100	123

		373

Exchange Traded Funds—2.3%
JPMorgan Alerian MLP Index ETN(3)	3,500	112

Gathering/Processing—12.1%
Antero Midstream Partners LP	3,200	81
EnLink Midstream LLC	8,200	127
EQT GP Holdings LP	4,000	101
Rice Midstream Partners LP	4,300	81
Targa Resources Corp.	4,000	149
Western Gas Partners LP	1,100	56

		595

Marine Shipping—6.2%
Gaslog Partners LP	6,000	132
Golar LNG Ltd.(2)	5,500	93
Knot Offshore Partners LP	4,000	79

		304

Natural Gas Pipelines—14.2%
Dominion Midstream Partners LP	1,800	47

	SHARES	VALUE

Natural Gas Pipelines—continued
Energy Transfer Partners LP	2,200	$ 87
Spectra Energy Corp.	5,200	187
Tallgrass Energy GP LP	10,100	236
TransCanada Corp.	3,000	139

		696

Petroleum Transportation & Storage—28.2%
Enbridge Energy Management LLC(2)	6,193	143
Enbridge, Inc.	4,800	197
Genesis Energy LP	1,600	58
Magellan Midstream Partners LP	900	66
Phillips 66 Partners LP	1,050	56
Plains GP Holdings LP Class A	15,400	163
SemGroup Corp. Class A	5,700	165
Shell Midstream Partners LP	4,700	153
Sunoco Logistics Partners LP	3,600	104
Tesoro Logistics LP	1,000	49
Valero Energy Partners LP	1,800	77
VTTI Energy Partners LP	7,700	153

		1,384

Upstream—3.2%
Anadarko Petroleum Corp.(2)	1,500	82
Devon Energy Corp.	2,000	77

		159

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES
(Identified Cost $4,866)		4,820

TOTAL LONG TERM INVESTMENTS — 98.2%
(Identified Cost $4,866)		4,820

SHORT-TERM INVESTMENTS—1.4%

Money Market Mutual Funds—1.4%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.390%)(3)	67,370	67

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $67)		67

	VALUE

TOTAL INVESTMENTS — 99.6% (Identified Cost $4,933)	$4,887	(1)

Other assets and liabilities, net — 0.4%	19

NET ASSETS — 100.0%	$4,906

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at July 31, 2016, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Abbreviations:

ETN	Exchange Traded Note
LLC	Limited Liability Company
LP	Limited Partnership

Country Weightings (Unaudited)†
United States	84%
Canada	7
United Kingdom	5
Monaco	2
Bermuda	2
Total	100%

Ownership Structure (Unaudited)†,††
Embedded General Partners	26%
Midstream MLP	25
Pure Play General Partner	21
MLP Affiliates & Other	9
Major Midstream Companies	8
Foreign LP	7
Cash & Other	4
Total	100%
†% of total investments, as of July 31, 2016.

See Notes to Schedule of Investments.

VIRTUS SELECT MLP AND ENERGY FUND

SCHEDULE OF INVESTMENTS (Concluded)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

†† Midstream MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and operate and own assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas, natural gas liquids, crude oil, and refined products. Foreign LPs are offshore entities organized as partnerships or limited liability companies but elect to be treated as corporations for U.S. federal income tax purposes. MLP Affiliates & Other consist of iShares/LLCs and Yieldcos. iShares/LLCs are limited liability companies which hold investments in limited partner interests and issue distributions in the form of additional shares, also known as paid-in-kind (PIK) distributions. Yieldcos are entities structured similar to an MLP but without possession of assets that would qualify for pass-through tax treatment and thus are not treated as partnerships for federal income tax purposes. Pure-Play GPs are general partners of MLPs structured as C-corporations for federal income tax purposes with either direct economic incentive distribution rights to an underlying MLP or direct ownership in an affiliated general partner entity. Embedded GPs are general partners of MLPs structured as C-corporations for federal income tax purposes with ownership in other assets beyond sole economic interests in an MLP.

The following table provides a summary of inputs used to value the Fund’s investments as of July 31, 2016 (See Security Valuation Note 1B in the Notes to Schedule of Investments and Securities Sold Short):

	Total Value at July 31, 2016	Level 1 Quoted Prices
Assets:
Equity Securities:
Master Limited Partnerships and Related Companies	$ 4,820	$ 4,820
Short-Term Investments	67	67

Total Assets	$ 4,887	$ 4,887

There were no transfers between Level 1 and Level 2 related to securities held at July 31, 2016.

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—0.7%

Non-Agency—0.7%
United States Treasury Notes/Bond 0.500%, 8/31/16(2)	$200		$ 200

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $200)			200

FOREIGN GOVERNMENT SECURITIES—6.6%
Argentine Republic Government International Bond 8.280%, 12/31/33	84	EUR	95
Argentine Republic Government International Bond 144A 7.500%, 4/22/26(3)	150		163
7.125%, 7/6/36(3)	150		152
Dominican Republic International Bond 144A 6.875%, 1/29/26(3)	100		112
El Salvador Government International Bond 144A 6.375%, 1/18/27(3)	125		128
Ghana Government International Bond Reg S 10.750%, 10/14/30(4)	200		218
Mexico Government International Bond 4.750%, 3/8/44	140		150
Mongolia Government International Bond 144A 10.875%, 4/6/21(3)	200		223
Oman Government International Bond 144A 4.750%, 6/15/26(3)	200		205
Provincia de Buenos Aires/Argentina 144A 9.125%, 3/16/24(3)	150		166
7.875%, 6/15/27(3)	150		155
Sri Lanka Government International Bond 144A 6.000%, 1/14/19(3)	200		209

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,845)			1,976

	PAR VALUE	VALUE

MUNICIPAL BONDS—1.4%

California—1.0%
State of California 7.600%, 11/1/40	$180	$301

Illinois—0.4%
State of Illinois, Series A 5.000%, 6/1/19	100	108

TOTAL MUNICIPAL BONDS (Identified Cost $397)		409

MORTGAGED-BACKED SECURITIES—13.4%

Agency—3.3%
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(3)	280	302
American Homes 4 Rent 15-SFR2, C 144A 4.691%, 10/17/45(3)	100	108
Freddie Mac Gold Pool G08702 3.500%, 4/1/46	271	286
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(5)	135	136
Structured Asset Securities Corp. Pass-Through Certificates Series 02-AL1, A3 3.450%, 2/25/32	27	27
VOLT XXII LLC 15-NPL4, A1 144A 3.500%, 2/25/55(3)(5)	52	52
VOLT XXXI LLC 15-NPL2, A1 144A 3.375%, 2/25/55(3)(5)	74	73

Non-Agency—10.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 03-AR3, M4 4.933%, 6/25/33(5)	100	96
Banc of America Mortgage Trust 04-11, 5A1 6.500%, 8/25/32	116	117

	PAR VALUE	VALUE

Non-Agency—continued
Bear Stearns ARM Trust 2004-9, 22A1 3.262%, 11/25/34(5)	$68	$65
Bear Stearns Commercial Mortgage Securities Trust 2007-PW15, AMFX 144A 5.363%, 2/11/44(3)	25	23
Chase Mortgage Trust 2016-1, M2 144A 3.750%, 4/25/45(3)(5)	93	96
Chase Mortgage Trust 2016-2, M2 144A 3.750%, 12/25/45(3)(5)	100	103
Citigroup Mortgage Loan Trust, Inc. 03-UP3, A2 7.000%, 9/25/33	37	39
Citigroup Mortgage Loan Trust, Inc. 04-UST1, A3 2.574%, 8/25/34(5)	13	13
Credit Suisse Commercial Mortgage Trust 07-C5, A1AM 5.870%, 9/15/40(5)	100	90
CSMC Mortgage-Backed Trust 06-8, 3A1 6.000%, 10/25/21	40	38
DBUBS Mortgage Trust 11-LC3A, D 144A 5.425%, 8/10/44(3)(5)	200	211
GMACM Mortgage Loan Trust 03-AR1, A5 3.372%, 10/19/33(5)	96	97
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	73	64
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDPX, AM 5.464%, 1/15/49(5)	80	77
JP Morgan Mortgage Trust 14-1, 2A2 144A 3.500%, 1/25/44(3)(5)	87	89

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Non-Agency—continued
JP Morgan Mortgage Trust 2015-4, 1A4 144A 3.500%, 6/25/45(3)(5)	$85	$87
JP Morgan Mortgage Trust 2016-1, A3 144A 3.500%, 5/25/46(3)	112	115
MASTR Adjustable Rate Mortgages Trust 05-1, 3A1 3.185%, 2/25/35(5)	124	113
MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	115	114
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	49	51
Morgan Stanley Bank of America Merrill Lynch Trust 15-C26, C 4.411%, 10/15/48(5)	100	106
NAAC Reperforming Loan REMIC Trust Certificates 04-R3, A1 144A 6.500%, 2/25/35(3)	93	92
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(3)(5)	104	108
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	228	228
Sequoia Mortgage Trust 2014-4, A6 144A 3.500%, 11/25/44(3)(5)	96	99
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 03-34A, 6A 3.086%, 11/25/33(5)	73	72
Taco Bell Funding LLC 2016-1A, A2I 144A 3.832%, 5/25/46(3)	85	86
Towd Point Mortgage Trust 2015-1, A2 144A 3.250%, 10/25/53(3)(5)	100	102

	PAR VALUE	VALUE

Non-Agency—continued
Towd Point Mortgage Trust 2015-2, 1M1 144A 3.250%, 11/25/60(3)(5)	$105	$103
Towd Point Mortgage Trust 2015-5, A2 144A 3.500%, 5/25/55(3)(5)	100	102
VOLT XXIX LLC 14-NP10, A1 144A 3.375%, 10/25/54(3)(5)	154	154
VOLT XXXVII LLC 15-NP11, A1 144A 3.625%, 7/25/45(3)(5)	83	83

TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $3,980)		4,017

ASSET-BACKED SECURITIES—4.8%
Carnow Auto Receivables Trust 14-1A, D 144A 4.160%, 11/15/18(3)	250	251
Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(3)	100	100
DT Auto Owner Trust 15-3A, C 144A 3.250%, 7/15/21(3)	85	86
Exeter Automobile Receivables Trust 14-2A, C 144A 3.260%, 12/16/19(3)	100	101
Exeter Automobile Receivables Trust 14-3A, D 144A 5.690%, 4/15/21(3)	125	125
Exeter Automobile Receivables Trust 15-1A, C 144A 4.100%, 12/15/20(3)	125	124
Exeter Automobile Receivables Trust 15-2A, C 144A 3.900%, 3/15/21(3)	130	128
Foursight Capital Automobile Receivables Trust 14-1, B 144A 3.560%, 11/22/21(3)	250	252
Leaf Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	100	97

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	$101	$102
Wendys Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	79	80

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,444)		1,446

CORPORATE BONDS—57.3%

Consumer Discretionary—9.1%
Aramark Services, Inc. 144A 4.750%, 6/1/26(3)	30	30
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	103	108
Beazer Homes USA, Inc. 5.750%, 6/15/19	30	29
Boyd Gaming Corp. 6.875%, 5/15/23	35	38
CCO Holdings LLC / CCO Holdings Capital Corp. 144A 5.500%, 5/1/26(3)	45	47
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 5.125%, 12/15/21(3)	105	105
Clear Channel Worldwide Holdings, Inc. 7.625%, 3/15/20	123	123
CSC Holdings LLC 5.250%, 6/1/24	46	44
Dana Financing Luxembourg Sarl 144A 6.500%, 6/1/26(3)	20	21
Delphi Automotive PLC 3.150%, 11/19/20	90	94
DISH DBS Corp. 5.000%, 3/15/23	85	80
DISH DBS Corp. 144A 7.750%, 7/1/26(3)	5	5
Hanesbrands, Inc. 144A 4.625%, 5/15/24(3)	25	26
4.875%, 5/15/26(3)	50	52
iHeartCommunications, Inc. 9.000%, 12/15/19	35	28

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—continued
Intelsat Jackson Holdings SA 5.500%, 8/1/23	$70	$46
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	70	74
Lennar Corp. 4.500%, 6/15/19	62	65
4.875%, 12/15/23	30	31
M/I Homes, Inc. 6.750%, 1/15/21	55	57
MDC Holdings, Inc. 5.500%, 1/15/24	67	69
Meritor, Inc. 6.750%, 6/15/21	67	65
MGM Resorts International 6.000%, 3/15/23	92	100
MGP Escrow Issuer LLC / MGP Escrow Co.-Issuer, Inc. 144A 5.625%, 5/1/24(3)	30	32
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	25	27
MPG Holdco I, Inc. 7.375%, 10/15/22	42	43
New York University 4.142%, 7/1/48	25	26
Newell Brands, Inc. 3.850%, 4/1/23	5	5
4.200%, 4/1/26	10	11
Newell Brands, Inc. 144A 5.000%, 11/15/23(3)	25	27
Numericable-SFR SA 144A 7.375%, 5/1/26(3)	200	200
Party City Holdings, Inc. 144A 6.125%, 8/15/23(3)	10	11
Penn National Gaming, Inc. 5.875%, 11/1/21	70	73
PulteGroup, Inc. 4.250%, 3/1/21	70	73
5.500%, 3/1/26	75	79
RCN Telecom Services LLC / RCN Capital Corp. 144A 8.500%, 8/15/20(3)	95	100
Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/25	35	38

	PAR VALUE	VALUE

Consumer Discretionary—continued
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	$42	$44
Signet UK Finance PLC 4.700%, 6/15/24	75	75
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(3)	90	92
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(3)	50	50
Station Casinos LLC 7.500%, 3/1/21	95	101
Tenneco, Inc. 5.000%, 7/15/26	60	61
Toll Brothers Finance Corp. 5.875%, 2/15/22	70	76
4.875%, 11/15/25	50	51
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	92	95

		2,727

Consumer Staples—1.8%
Constellation Brands, Inc. 4.750%, 12/1/25	25	27
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	85	86
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 144A 5.875%, 1/15/24(3)	15	16
Post Holdings, Inc. 144A 5.000%, 8/15/26(3)	70	70
Rite Aid Corp. 6.750%, 6/15/21	85	90
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	20	21
Safeway, Inc. 7.250%, 2/1/31	60	59
Tops Holding LLC / Tops Markets II Corp. 144A 8.000%, 6/15/22(3)	78	68
US Foods, Inc. 144A 5.875%, 6/15/24(3)	15	16

	PAR VALUE	VALUE

Consumer Staples—continued
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	$93	$101

		554

Energy—7.7%
Alberta Energy Co., Ltd. 8.125%, 9/15/30	50	58
Anadarko Petroleum Corp. 6.600%, 3/15/46	30	35
Antero Resources Corp. 5.625%, 6/1/23	50	48
Blue Racer Midstream LLC / Blue Racer Finance Corp. 144A 6.125%, 11/15/22(3)	100	94
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	65	62
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)	100	105
Continental Resources, Inc./OK 5.000%, 9/15/22	60	56
4.500%, 4/15/23	35	32
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.250%, 4/1/23	70	66
Ecopetrol SA 5.875%, 9/18/23	75	78
Enbridge Energy Partners LP 4.375%, 10/15/20	15	16
Encana Corp. 3.900%, 11/15/21	65	64
EnLink Midstream Partners LP 4.850%, 7/15/26	10	10
FTS International, Inc. 144A 8.153%, 6/15/20(3)(5)	55	44
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	55	58
Holly Energy Partners LP / Holly Energy Finance Corp. 144A 6.000%, 8/1/24(3)	10	10

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Energy—continued
Kinder Morgan, Inc./DE 7.750%, 1/15/32	$55	$ 64
Kinder Morgan, Inc./DE 144A 5.625%, 11/15/23(3)	60	66
Laredo Petroleum, Inc. 5.625%, 1/15/22	40	36
MPLX LP 144A 4.875%, 12/1/24(3)	105	104
Newfield Exploration Co. 5.375%, 1/1/26	70	67
NGL Energy Partners LP / NGL Energy Finance Corp. 5.125%, 7/15/19	71	66
Parsley Energy LLC / Parsley Finance Corp. 144A 6.250%, 6/1/24(3)	15	15
Petrobras Global Finance BV 8.375%, 5/23/21	45	48
8.750%, 5/23/26	90	94
Petroleos Mexicanos 6.500%, 6/2/41	30	30
Petroleos Mexicanos 144A 5.500%, 2/4/19(3)	30	32
6.875%, 8/4/26(3)	50	56
QEP Resources, Inc. 5.250%, 5/1/23	95	90
Range Resources Corp. 5.000%, 3/15/23	80	73
Regency Energy Partners LP / Regency Energy Finance Corp. 5.000%, 10/1/22	100	105
Rowan Cos, Inc. 5.400%, 12/1/42	65	44
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	100	104
SM Energy Co. 6.125%, 11/15/22	30	26
Sunoco LP / Sunoco Finance Corp. 144A 6.375%, 4/1/23(3)	138	141
Transocean, Inc. 6.800%, 3/15/38	85	51
Transocean, Inc. 144A 9.000%, 7/15/23(3)	20	19

	PAR VALUE	VALUE

Energy—continued
Whiting Petroleum Corp. 5.750%, 3/15/21	$40	$ 34
YPF SA 144A 8.500%, 3/23/21(3)	100	107

		2,308

Financials—12.9%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.500%, 5/15/21	150	160
Air Lease Corp. 2.625%, 9/4/18	50	51
Aircastle, Ltd. 5.000%, 4/1/23	100	105
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	35	37
Ally Financial, Inc. 4.250%, 4/15/21	85	87
5.750%, 11/20/25	85	89
American Campus Communities Operating Partnership LP 3.350%, 10/1/20	20	21
Australia & New Zealand Banking Group, Ltd. 144A 4.400%, 5/19/26(3)	200	211
Aviation Capital Group Corp. 144A 2.875%, 9/17/18(3)	40	41
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(3)	115	128
Bank of America Corp. 4.200%, 8/26/24	60	63
4.450%, 3/3/26	45	48
Berkshire Hathaway, Inc. 2.200%, 3/15/21	5	5
2.750%, 3/15/23	10	10
3.125%, 3/15/26	30	32
Capital One Financial Corp. 4.200%, 10/29/25	85	89
3.750%, 7/28/26	60	60
Citigroup, Inc. 4.600%, 3/9/26	30	32
Citizens Financial Group, Inc. 5.500%, 12/29/49(5)	70	69

	PAR VALUE	VALUE

Financials—continued
Corporate Office Properties LP 3.600%, 5/15/23	$65	$ 65
Corrections Corp. of America REIT 5.000%, 10/15/22	46	48
Digital Realty Trust LP 3.400%, 10/1/20	100	104
3.950%, 7/1/22	45	48
Discover Financial Services 3.950%, 11/6/24	75	78
First Horizon National Corp. 3.500%, 12/15/20	85	86
First Niagara Financial Group, Inc. 6.750%, 3/19/20	130	148
General Motors Financial Co., Inc. 3.700%, 5/9/23	110	113
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	85	90
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	40	41
Hospitality Properties Trust 4.500%, 3/15/25	125	127
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875%, 2/1/22	60	58
iStar Financial, Inc. 5.000%, 7/1/19	78	77
Kilroy Realty LP 4.375%, 10/1/25	75	82
Manulife Financial Corp. 4.150%, 3/4/26	110	119
Morgan Stanley 4.350%, 9/8/26	110	117
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 3/1/24	25	27
5.250%, 8/1/26	5	5
National Retail Properties, Inc. 4.000%, 11/15/25	35	37
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/21	46	40

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Financials—continued
OM Asset Management PLC 4.800%, 7/27/26	$105	$ 106
PKO Finance AB (PKO Bank PL) 144A 4.630%, 9/26/22(3)(6)	200	210
Sabra Health Care LP / Sabra Capital Corp. 5.500%, 2/1/21	45	47
Santander Holdings USA, Inc. 2.700%, 5/24/19	85	86
Select Income REIT 4.500%, 2/1/25	100	99
Sovran Acquisition LP 3.500%, 7/1/26	40	41
Springleaf Finance Corp. 5.250%, 12/15/19	62	60
TIAA Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(3)	110	116
Trinity Acquisition plc 3.500%, 9/15/21	15	16
4.400%, 3/15/26	40	42
Ventas Realty LP 4.125%, 1/15/26	80	86
Voya Financial, Inc. 5.650%, 5/15/53(5)	35	34
Welltower, Inc. 4.000%, 6/1/25	65	69

		3,860

Health Care—5.8%
AbbVie, Inc. 2.850%, 5/14/23	30	31
3.600%, 5/14/25	35	37
3.200%, 5/14/26	30	31
4.450%, 5/14/46	30	32
Aetna, Inc. 4.250%, 6/15/36	30	31
4.375%, 6/15/46	30	31
Centene Corp. 5.625%, 2/15/21	65	69
CHS/Community Health Systems, Inc. 5.125%, 8/15/18	6	6
5.125%, 8/1/21	50	50
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	76	63

	PAR VALUE	VALUE

Health Care—continued
Endo Finance LLC / Endo Finco, Inc. 144A 5.375%, 1/15/23(3)	$57	$ 50
Express Scripts Holding Co. 3.300%, 2/25/21	10	11
Fresenius US Finance II, Inc. 144A 4.500%, 1/15/23(3)	35	37
HCA, Inc. 6.500%, 2/15/20	39	43
5.375%, 2/1/25	50	52
5.250%, 6/15/26	45	48
JLL/Delta Dutch Pledgeco BV PIK 144A 8.750%, 5/1/20(3)(7)	60	61
LifePoint Health, Inc. 144A 5.375%, 5/1/24(3)	15	15
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 144A 5.625%, 10/15/23(3)	95	92
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	50	52
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	5	5
Mylan NV 144A 3.150%, 6/15/21(3)	25	26
Owens & Minor, Inc. 3.875%, 9/15/21	20	21
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	65	67
Quorum Health Corp. 144A 11.625%, 4/15/23(3)	45	46
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(3)	67	69
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	40	43
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	77	80
Teleflex, Inc. 4.875%, 6/1/26	75	77
Tenet Healthcare Corp. 4.750%, 6/1/20	45	46

	PAR VALUE	VALUE

Health Care—continued
4.153%, 6/15/20(5)	$25	$ 25
8.125%, 4/1/22	41	43
Teva Pharmaceutical Finance Netherlands III BV 2.800%, 7/21/23	20	20
3.150%, 10/1/26	75	77
4.100%, 10/1/46	75	77
Universal Health Services, Inc. 144A 4.750%, 8/1/22(3)	15	15
5.000%, 6/1/26(3)	30	31
Valeant Pharmaceuticals International, Inc. 144A 6.750%, 8/15/18(3)	45	44
5.375%, 3/15/20(3)	30	27
7.250%, 7/15/22(3)	30	27
Zoetis, Inc. 3.450%, 11/13/20	20	21

		1,729

Industrials—6.5%
ADS Waste Holdings, Inc. 8.250%, 10/1/20	57	59
ADT Corp./The 6.250%, 10/15/21	74	81
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	250	254
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	53	46
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	83	88
10.750%, 8/15/23(3)	45	50
Cloud Crane LLC 144A 10.125%, 8/1/24(3)	20	21
Continental Airlines 2007-1 Class B Pass Through Trust 6.903%, 4/19/22	81	85
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	25	24
9.250%, 3/1/21(3)	50	43
Hawaiian Airlines 2013-1 Class B Pass Through Certificates 4.950%, 1/15/22	122	118

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
HD Supply, Inc. 144A 5.250%, 12/15/21(3)	$100	$ 106
Masco Corp. 5.950%, 3/15/22	81	92
NCI Building Systems, Inc. 144A 8.250%, 1/15/23(3)	75	83
Penske Truck Leasing Co. LP / PTL Finance Corp. 144A 3.375%, 2/1/22(3)	35	36
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A 9.250%, 5/15/23(3)	45	48
SCF Capital, Ltd. 144A 5.375%, 6/16/23(3)	200	202
Standard Industries, Inc. 144A
5.125%, 2/15/21(3)	5	5
5.500%, 2/15/23(3)	15	16
TransDigm, Inc. 6.500%, 5/15/25	141	148
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 4/11/22	118	119
US Airways 12-2 Class C Pass Through Trust 5.450%, 6/3/18	125	128
WU Finance I LLC
7.500%, 6/30/17(8)	63	62
7.173%, 6/1/24(5)(8)	27	27

		1,941

Information Technology—3.3%
Apple, Inc. 4.650%, 2/23/46	55	63
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A
5.875%, 6/15/21(3)	5	5
5.450%, 6/15/23(3)	25	26
7.125%, 6/15/24(3)	15	16
6.020%, 6/15/26(3)	30	32
8.100%, 7/15/36(3)	30	34
8.350%, 7/15/46(3)	25	29
Dun & Bradstreet Corp./The 4.000%, 6/15/20	25	26
Fidelity National Information Services, Inc. 3.625%, 10/15/20	40	42

	PAR VALUE	VALUE
Information Technology—continued
4.500%, 10/15/22	$60	$ 67
First Data Corp. 144A 5.000%, 1/15/24(3)	90	91
Hewlett Packard Enterprise Co. 144A
2.450%, 10/5/17(3)	30	30
2.850%, 10/5/18(3)	30	31
3.600%, 10/15/20(3)	5	5
4.900%, 10/15/25(3)	35	38
Infor US, Inc. 6.500%, 5/15/22	45	45
NXP BV / NXP Funding LLC 144A 4.625%, 6/1/23(3)	200	208
Oracle Corp. 2.400%, 9/15/23	15	15
2.650%, 7/15/26	60	61
Verisk Analytics, Inc. 4.000%, 6/15/25	60	63
WESCO Distribution, Inc. 144A 5.375%, 6/15/24(3)	25	26
Western Digital Corp. 144A 10.500%, 4/1/24(3)	40	45

		998

Materials—3.6%
AK Steel Corp. 7.500%, 7/15/23	50	53
Alpek SAB de CV 144A 5.375%, 8/8/23(3)	200	220
ArcelorMittal 6.125%, 6/1/25	79	84
Berry Plastics Corp. 5.125%, 7/15/23	85	88
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC 144A 6.500%, 5/15/21(3)	50	53
Cascades, Inc. 144A 5.500%, 7/15/22(3)	125	124
FMG Resources August 2006 Property Ltd. 144A 9.750%, 3/1/22(3)	40	45
Freeport-McMoRan, Inc.
3.550%, 3/1/22	45	39
3.875%, 3/15/23	30	26

	PAR VALUE	VALUE
Materials—continued
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 144A
5.125%, 7/15/23(3)	$45	$ 46
7.000%, 7/15/24(3)	5	5
Teck Resources, Ltd. 144A
8.000%, 6/1/21(3)	10	11
8.500%, 6/1/24(3)	35	38
United States Steel Corp. 7.375%, 4/1/20	8	8
Vale Overseas, Ltd. 5.875%, 6/10/21	55	57
Valvoline, Inc. 144A 5.500%, 7/15/24(3)	10	10
Vedanta Resources PLC 144A 8.250%, 6/7/21(3)	200	186

		1,093

Telecommunication Services—4.7%
Altice Financing SA 144A 6.625%, 2/15/23(3)	200	201
AT&T, Inc.
2.800%, 2/17/21	75	77
3.000%, 6/30/22	25	26
CenturyLink Inc 5.800%, 3/15/22	25	26
CenturyLink, Inc. 7.500%, 4/1/24	100	107
Crown Castle International Corp.
4.875%, 4/15/22	25	28
3.700%, 6/15/26	5	5
GTH Finance BV 144A 7.250%, 4/26/23(3)	200	211
Intelsat Jackson Holdings SA 7.250%, 4/1/19	20	15
Neptune Finco Corp. 144A 6.625%, 10/15/25(3)	200	216
Qwest Corp. 7.250%, 9/15/25	40	44
Sprint Communications, Inc. 6.000%, 11/15/22	165	142
T-Mobile USA, Inc.
6.125%, 1/15/22	85	90
6.500%, 1/15/26	60	65

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—continued
West Corp. 144A 4.750%, 7/15/21(3)	$45	$46
Windstream Corp. 7.750%, 10/15/20	106	106

		1,405

Utilities—1.9%
AmeriGas Finance LLC / AmeriGas Finance Corp. 7.000%, 5/20/22	95	101
Calpine Corp. 5.375%, 1/15/23	53	53
Dominion Resources, Inc. 2.962%, 7/1/19(5)	5	5
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	100	115
NRG Energy, Inc. 144A 7.250%, 5/15/26(3)	60	62
NRG Yield Operating LLC 5.375%, 8/15/24	53	54
Southern Power Co. 4.150%, 12/1/25	90	98
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	70	71

		559

TOTAL CORPORATE BONDS (Identified Cost $16,736)		17,174

LOAN AGREEMENTS—9.8%

Consumer Discretionary—2.8%
Aristocrat Leisure Ltd. 4.750%, 10/20/21	103	103
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.), Term Loan B-7 11.250%, 3/1/17(9)	44	47
Caesars Entertainment Resort Properties LLC, Term Loan B 7.000%, 10/11/20	113	111
CDS U.S. Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.), First Lien 5.000%, 7/8/22	95	94

	PAR VALUE	VALUE
Consumer Discretionary—continued
Cengage Learning, Inc. 5.250%, 6/7/23	$24	$24
Delta 2 (Lux) S.a r.l (aka Formula One), Facility B3 4.750%, 7/30/21	85	84
Eldorado Resorts, Inc. 4.250%, 7/25/22	25	25
Graton Economic Development Authority, Incremental Term Loan B 4.750%, 9/1/22	37	37
Infiltrator Water Technologies, LLC, Term Loan B 5.250%, 5/27/22	69	70
Laureate Education, Inc. 5.000%, 6/15/18	52	51
Mattress Holding Corp. 6.250%, 10/20/21	94	93
Mohegan Tribal Gaming Authority Term Loan B 5.500%, 7/19/19	100	101

		840

Consumer Staples—1.1%
Albertsons LLC, Term Loan B-4 4.500%, 8/25/21	110	111
Coty, Inc., Term Loan B 3.750%, 10/27/22	20	20
Galleria Co., Term Loan B 3.750%, 1/26/23	40	41
Hostess Brands LLC, Second Lien Term Loan B 8.500%, 8/3/23	135	135
Kronos, Inc., Second Lien 0.000%, 4/30/20(10)	7	7
Pinnacle Foods Finance LLC, Tranche I 3.240%, 1/13/23	13	13

		327

	PAR VALUE	VALUE
Energy—0.5%
Chelsea Petroleum Products I LLC, Tranche B 5.250%, 10/28/22	$77	$77
Jonah Energy LLC, Second Lien 7.500%, 5/12/21	80	70

		147

Financials—0.3%
Capital Automotive LP, Second Lien 6.000%, 4/30/20	90	90

Health Care—1.7%
21St Century Oncology Holdings, Inc. 7.130%, 4/30/22	26	24
American Renal Holdings Inc., Term Loan B 4.750%, 8/20/19	21	21
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	48	48
CHG Healthcare Services, Inc. (fka CHG Buyer Corporation), First Lien 4.750%, 6/7/23	53	53
Inventiv Health, Inc. (fka Ventive Health, Inc.), Term Loan B-4 7.750%, 5/15/18	155	155
MPH Acquisition Holdings LLC 5.000%, 6/7/23	17	17
NVA Holdings, Inc., Second Lien 8.000%, 8/14/22	70	70
Quorum Health 6.750%, 4/12/22	41	41
Surgery Center Holdings, Inc., First Lien 5.250%, 11/3/20	69	70
U.S. Renal Care, Inc., First Lien 5.250%, 12/30/22	19	19

		518

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Industrials—1.2%
ADT Corp. (The) 4.750%, 5/2/22	$4	$4
Brickman Group Ltd., LLC, Second Lien 7.500%, 12/17/21	75	74
McGraw-Hill Global Education Holdings, LLC, First Lien Term Loan B 5.000%, 5/4/22	43	44
Sedgwick Claims Management Services, Inc. Second Lien 6.750%, 2/28/22	125	123
Waste Industries USA, Inc., Term Loan B 3.500%, 2/27/20	99	99

		344

Information Technology—0.7%
First Data Corp. 2021 Extended Dollar Term Loan 4.490%, 3/24/21	113	114
On Semiconductor Corp. 5.250%, 3/31/23	52	53
Presidio, Inc. 5.250%, 2/2/22	55	55

		222

Materials—0.5%
Huntsman International LLC 4.250%, 4/1/23	32	32
Polyone Corp., Term Loan B-1 3.500%, 11/11/22	45	45
PQ Corp. 5.750%, 11/4/22	18	18
Univar USA, Inc. 4.250%, 7/1/22	55	55

		150

Telecommunication Services—0.3%
Virgin Media Investment Holdings Ltd., F Facility 3.650%, 6/30/23	85	85

	PAR VALUE		VALUE

Utilities—0.7%
APLP Holdings LTD. Partnership 6.000%, 4/13/23	$82		$83
NRG Energy, Inc. 3.500%, 6/30/23	60		60
Texas Competitive Electric Holdings Company LLC, Term Loan B 0.000%, 7/27/23(10)	55		55
Texas Competitive Electric Holdings Company LLC, Term Loan C 0.000%, 7/27/23(10)	12		12

			210

TOTAL LOAN AGREEMENTS (Identified Cost $2,922)			2,933

	SHARES

PREFERRED STOCK—0.8%

Financials—0.8%
Bank of New York Mellon Corp.The 4.950%(5)	55	(11)	56
Citigroup, Inc. 6.250%(5)	115	(11)	124
JPMorgan Chase & Co. 5.300%(5)	25	(11)	26
SunTrust Banks, Inc. 5.625%(5)	20	(11)	21

			227

TOTAL PREFERRED STOCK (Identified Cost $216)			227

COMMON STOCKS—0.1%

Energy—0.1%
Carrizo Oil & Gas, Inc.(12)	503		16

TOTAL COMMON STOCKS (Identified Cost $19)			16

	SHARES	VALUE

AFFILIATED MUTUAL FUNDS—1.6%

Equity Funds—1.6%
Virtus Credit Opportunities Fund Class R6(13)	50,346	$491

TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $503)		491

TOTAL LONG TERM INVESTMENTS — 96.5%
(Identified Cost $28,262)		$28,889

SHORT-TERM INVESTMENTS—2.0%

Money Market Mutual Funds—2.0%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.390%)(13)	597,864	598

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $598)		598

TOTAL INVESTMENTS — 98.5% (Identified Cost $28,860)		29,487	(1)

TOTAL INVESTMENTS — 98.5% (Identified Cost $28,860)		$29,487
Other assets and liabilities, net — 1.5%		463

NET ASSETS — 100.0%		$29,950

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at July 31, 2016, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments.
(2)	All or a portion segregated as collateral for over-the-counter credit default swaps.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities amounted to a value of $12,247 or 40.9% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Variable or step coupon security; interest rate shown reflects the rate in effect at July 31, 2016.
(6)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

(7)	100% of the income received was in cash.
(8)	Illiquid security. At July 31, 2016, these securities amounted to a value of $89 or 0.3% of net assets.
(9)	Security in default, interest payments are being received during the bankruptcy proceedings.
(10)	This loan will settle after July 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(11)	Amount shown is par value.
(12)	Non-income producing.
(13)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment in Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trusts

Foreign Currencies:
EUR	European Currency Unit
GBP	British Pound
USD	United States Dollar

Country Weightings (Unaudited)†
United States	76%
Netherlands	3
Canada	3
Argentina	3
Luxembourg	2
United Kingdom	2
Mexico	2
Australia	1
Ireland	1
Other	7
Total	100%
†% of total investments as of July 31, 2016

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

(continued)

Forward foreign currency exchange contracts as of July 31, 2016 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	331	GBP	250	JPMorgan Chase Bank N.A.	12/29/16	$ (1)
Total						$ (1)

Centrally cleared credit default swaps- buy protection(1) outstanding as of July 31, 2016 were as follows:

Reference Entity	Counterparty	Fixed Pay Rate	Expiration Date	Notional Amount(2)		Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
CDX North America High-Yield Index	JPMorgan Chase Bank N.A.	5%	6/20/21	2,000	USD	$(100)	$(23)	$(77)
CDX North America High-Yield Index	JPMorgan Chase Bank N.A	5%	12/20/20	1,386	USD	(76)	(26)	(50)
Total						$(176)	$(49)	$(127)

Over-the-counter credit default swap- sell protection(3) outstanding as of July 31, 2016 was as follows:
Reference Entity	Counterparty	Fixed Receive Rate	Expiration Date	Notional Amount(2)		Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
iHeartCommunications, Inc.	JPMorgan Chase Bank N.A.	5%	12/20/16	100	USD	$(6)	$(2)	$(4)
Total						$(6)	$(2)	$(4)

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i)receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii)receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset of which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**
iHeartCommunications, Inc.	$100	$ —	CCC+

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds collateral which can offset or reduce potential payments under a triggering event.
**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Concluded)

JULY 31, 2016 (Unaudited)

($ are reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of July 31, 2016 (See Security Valuation Note 1B in the Notes to Schedule of Investments):

	Total Value at July 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$ 200	$ —	$ 200	$ —
Foreign Government Securities	1,976	—	1,976	—
Municipal Bonds	409	—	409	—
Mortgaged-Backed Securities	4,017	—	4,017	—
Asset-Backed Securities	1,446	—	1,446	—
Corporate Bonds	17,174	—	17,085	89
Loan Agreements	2,933	—	2,933	—
Equity Securities:
Preferred Stock	227	—	227	—
Common Stocks	16	16	—	—
Affiliated Mutual Funds	491	491	—	—
Short-Term Investments	598	598	—	—

Total Assets	29,487	1,105	28,293	89

Liabilities:

Forward Foreign Currency Exchange Contracts	(1)	—	(1)	—
Over-the-Counter Credit Default Swaps	(6)	—	(6)	—
Exchange Traded Credit Default Swaps	(176)	—	(176)	—

Total Liabilities	$ (183)	$ —	$ (183)	$ —

There were no transfers between Level 1 and Level 2 related to securities held at July 31, 2016.

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value.

	Total	Corporate Bonds	Loan Agreements
Investments in Securities

Balance as of October 31, 2015	$95	$ —	$ 95
Accrued discount/(premium)	— (a)	— (a)	— (a)
Realized gain (loss)	(11)	—	(11)
Change in unrealized appreciation (depreciation)(b)	8	— (a)	8
Purchases	151	151	—
Sales	(154)	(62)	(92)
Transfers into Level 3(c)	—	—	—
Transfers from Level 3	—	—	—
Paydowns	—	—	—

Balance as of July 31, 2016	$89	$ 89 (d)	$ —

Footnote Legend:

(a)	Amount is less than $500.
(b)	The change in unrealized appreciation (depreciation) on investments still held as of July 31, 2016 was less than $500.
(c)	“Transfers into and/or from” represent the ending value as of July 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d)	Includes fund investments that are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2016 (Unaudited)

Note 1. Significant Accounting Policies

Virtus Alternative Solutions Trust (the “Trust”) is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The significant accounting policies consistently followed by the Trust in the preparation of the Schedules of Investments are summarized below and for derivatives, included in Note 2 below. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board, and convenes independently from portfolio management. All internally fair valued securities, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

● Level 1 —	quoted prices in active markets for identical securities (security types generally include listed equities)

● Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives that are actively traded including options and futures contracts are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 p.m. Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Transactions on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

C. Short Sales

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, Credit Opportunities Fund may receive rebate income or be charged a fee on borrowed securities which is under Interest expense on short sales on the Statements of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

D. Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade, and often involve borrowers that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

Note 2. Derivative Financial Instruments

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

A. Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized.

During the fiscal period, Multi-Strategy Target Return Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks to each such Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

B. Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency.

During the fiscal period, Credit Opportunities Fund, Multi-Strategy Target Return Fund and Strategic Income Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

C. Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

During the fiscal period, Multi-Strategy Target Return Fund used options contracts to hedge against market and idiosyncratic risk or to reduce portfolio volatility. Strategic Income Fund pursued an option income strategy whereby it purchased and sold out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow in pursuit of additional yield.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

($ reported in thousands)

The Funds had transactions in written options during the period ended July 31, 2016 as follows:

	Multi-Strategy Target Return Fund
	Numbers of Contracts	Premiums Received
Options outstanding at October 31, 2015	190,215	$ 625
Options written	413,347	2,043
Options closed	(279,047)	(2,177)
Options expired	(515)	(18)
Options exercised	—	—

Options outstanding at July 31, 2016	324,000	$ 473

	Strategic Income Fund
	Numbers of Contracts	Premiums Received
Options outstanding at October 31, 2015	86	$19
Options written	386	93
Options closed	(341)	(90)
Options expired	(131)	(22)

Options outstanding at July 31, 2016	—	$ —

D. Swaps

Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

Securities deposited as margin are designated on the Schedules of Investments and cash deposited is recorded as cash pledged as collateral for swaps.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

During the fiscal period, Credit Opportunities Fund, Multi-Strategy Target Return Fund and Strategic Income Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

($ reported in thousands)

Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Certain Funds may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).

Certain Funds may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.

During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

During the fiscal period, Multi-Strategy Target Return Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing requirements. Swap baskets were entered into to implement custom index exposure in one convenient trading instrument.

Interest rate swaps – Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Certain Funds may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

During the fiscal period, Multi-Strategy Target Return Fund utilized interest rate swaps to gain exposure to interest rates or to hedge interest rate risk within its portfolio.

Inflation swaps – Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), while the other pays a compounded fixed rate. One factor that may lead to changes in the values of inflation swaps is a change in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a decrease in value of an inflation swap. Certain Funds may enter into inflation swaps to hedge the inflation risk associated with non-inflation indexed investments, thereby creating “synthetic” inflation-indexed investments.

During the fiscal period, Multi-Strategy Target Return Fund utilized inflation swaps to hedge inflation risk within its portfolio or to gain exposure to the impact of inflation.

Variance swaps– Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an underlying asset or index. Certain Funds may enter into variance swaps in an attempt to hedge equity market risk or adjust exposure to the equity markets.

During the fiscal period, Multi-Strategy Target Return Fund utilized variance swaps to capitalize on volatility in the equity markets.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

($ reported in thousands)

The following is a summary of derivative instruments categorized by primary risk exposure as of July 31, 2016:

	Fair Values of Derivative Financial Instruments as of July 31, 2016 Derivative Assets

	Credit Opportunities Fund	Multi-Strategy Target Return Fund	Strategic Income Fund

Primary Risk	Value	Value	Value

Interest rate contracts	$ —	$3,185	$ —
Foreign currency exchange contracts	29	2,043	—
Equity contracts	—	3,171	—
Commodity contracts	—	—	—
Credit contracts	810	1,238	—

Total	$ 839	$9,637	$ —

	Fair Values of Derivative Financial Instruments as of July 31, 2016 Derivative Liabilities

	Credit Opportunities Fund	Multi-Strategy Target Return Fund	Strategic Income Fund

Primary Risk	Value	Value	Value

Interest rate contracts	$ —	$1,715	$ —
Foreign currency exchange contracts	34	1,050	1
Equity contracts	—	1,251	—
Commodity contracts	—	—	—
Credit contracts	—	139	182

Total	$ 34	$4,155	$183

The quarterly average values (unless otherwise specified) of the derivatives held by the funds in the table shown below indicate the volume of derivative activity for each applicable Fund for the period ended July 31, 2016.

	Credit Opportunities Fund	Multi-Strategy Target Return Fund	Strategic Income Fund
Purchased Options[1]	$—	$4,051	$2
Purchased Swaptions[1]	—	1,785	—
Written Options[2]	—	770	5
Futures Contracts-Long Positions[3]	—	120	—
Futures Contracts-Short Positions[3]	—	(527)	—
Forward Foreign Currency Exchange Purchase Contracts[4]	1,185	10,250	95
Forward Foreign Currency Exchange Sale Contracts[5]	5,010	32,591	283
Interest Rate Swap Agreements[6]	—	150,031	—
Credit Default Swap Agreements - Buy Protection[6]	3,291	27,248[7]	2,247
Credit Default Swap Agreements - Sell Protection[6]	—	13,479	100
Total Return Swap Agreements[6]	—	2,533	—
Inflation Swap Agreements[6]	—	26,118	—
Variance Swap Agreements[6]	—	5	—
Total Return Basket Swap Agreements[6]	—	2,687[7]	—

[1]Average premiums paid for the period.

[2]Average premiums received for the period.

[3]Average unrealized for the period.

[4]Average value at trade date payable.

[5]Average value at settlement date receivable.

[6]Notional.

[7]Values applied for end of the period holdings.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

($ reported in thousands)

E. Derivative Risks

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Note 3. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 4. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments and Securities Sold Short where applicable. However, a portion of such footnoted securities could be liquid where the subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

July 31, 2016 (Unaudited)

($ reported in thousands)

At July 31, 2016, the Funds did not hold any securities that were both illiquid and restricted.

Note 5. Federal Income Tax Information

At July 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost (Proceeds)	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Credit Opportunities Fund - Investments	$ 95,758	$1,903	$ (759)	$1,144
Multi-Strategy Target Return Fund - Investments	114,049	2,463	(2,121)	342
Multi-Strategy Target Return Fund - Written Options	(473)	374	—	374
Select MLP and Enery Fund - Investments	4,933	338	(384)	(46)
Strategic Income Fund - Investments	28,860	855	(228)	627

Note 6. Subsequent Event Evaluation

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments and Notes to the Schedules of Investments were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments and Notes to the Schedules of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	9/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	9/28/2016

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial and accounting officer)

Date	9/28/2016

* Print the name and title of each signing officer under his or her signature.